UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

-FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hutchens Investment Management, Inc.
Address:    175 Main Street
            P. O. Box 1549
            New London, NH  03257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on Behalf of Reporting Manager:

Name:     William Hutchens
Title:    President
Phone:    603-526-4104
Signature, Place, and Date of Signing:

     William Hutchens       New London, NH       April 18, 2002

Report Type (Check only one.):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Mangers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.










                           FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   108

Form 13F Information Table Value Total:    $305,572



ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5

ITEM 6

ITEM 7

ITEM 8

NAME OF ISSUER
TITLE OF CLASS
CUSIP #
FAIR MKT VAL
SHARE
(A) SOLE
(B) SHARED
(C) SHARED
Managers

VOTING AUTHORITY SHARES







AS DEF IN
OTHER
See Instr V
(A)SOLE
(B)SHARED
(C)NONE






INST. 5





3M Corp.
Common
88579Y101
3766.002
32745
x



16925

15820
Abbott Labs
Common
002824100
5853.854
111290
x



61175

50115
Adelphia Commun.-CL  A
Common
006848105
396.712
26625
x



10300

16325
Advanced Micro Devices
Common
007903107
195.643
13300
x



12500

800
Air Products & Chemicals
Common
009158106
398.996
7725
x





7725
Ambac Financial Group, Inc.
Common
023139108
679.305
11500
x



5350

6150
Ameren Corp.
Common
023608102
514.069
12025
x





12025
American Power Cnvrsion
Common
029066107
745.651
50450
x



20300

30150
Anheuser-Busch
Common
035229103
7546.763
144574
x



70900

73674
AOL Time Warner
Common
00184A105
291.25
12315
x



375

11940
Atmel Corp.
Common
049513104
291.018
28700
x



27000

1700
Autodesk Inc.
Common
052769106
3017.808
64635
x



39100

25535
Avanex Corp.
Common
05348W109
64.661
16125
x





16125
B.F.Goodrich Company
Common
382388106
932.589
29475
x



11100

18375
Barr Laboratories
Common
068306109
3231.762
49100
x



33300

15800
Bear Stearns Cos.
Common
073902108
6401.127
102010
x



64150

37860
Bellsouth Corp
Common
079860102
1897.368
51475
x



41900

9575
Biogen, Inc.
Common
090597105
3195.032
65125
x



28725

36400
BJ Services Co
Common
055482103
3374.268
97890
x



50150

47740
Block H&R, Inc.
Common
093671105
5898.515
132700
x



76025

56675
Borg Warner Auto
Common
099724106
1085.37
17250
x



6700

10550
Broadcom Corp
Common
111320107
616.762
17180
x



5930

11250
Canadian National Railway Co.
Common
136375102
3248.899
65030
x



34225

30805
Certegy Inc.
Common
156880106
539.92
13600
x



5350

8250
Charter One Financial, Inc.
Common
160903100
1838.638
58893
x



54915

3978
Chevron Texaco Corp.
Common
166764100
6930.84
76779
x



45075

31704
Cisco Systems,Inc.
Common
17275R102
2078.395
122764
x



49980

72784
Citigroup
Common
172967101
5242.682
105870
x



62250

43620
CMS Energy Corp.
Common
125896100
354.725
15675
x





15675
Comcast Corp-CL A Spl
Common
200300200
5214.405
163975
x



95350

68625
Compass Bancshares, Inc.
Common
20449H109
839.664
27200
x



8100

19100
Compuware Corp
Common
205638109
712.955
55225
x



20900

34325
ConAgra
Common
205887102
6608.489
272515
x



168350

104165
Cooper Tire & Rubber
Common
216831107
1012.679
46775
x



18800

27975
Corning Inc.
Common
219350105
376.085
49355
x



16125

33230
Cypress Semiconductor C
Common
232806109
379.5
16500
x



15500

1000
Dell Computer Corp
Common
247025109
2477.839
94900
x



32550

62350
Ebay, Inc.
Common
278642103
314.352
5550
x





5550
EMC Corp
Common
268648102
317.954
26674
x



9249

17425
Emerson Electric
Common
291011104
5642.413
98317
x



53050

45267
Engelhard Corp.
Common
292845104
947.191
30525
x



12500

18025
Equifax
Common
294429105
811.785
27150
x



10700

16450
Exelon Corp.
Common
30161N101
344.411
6502
x





6502
Exxon Mobil Corp.
Common
30231G102
2648.559
60428
x



47450

12978
Fairchild Semicnd Intl Cl A
Common
303726103
4489.342
156970
x



62975

93995
Federal Home Loan Mtg.
Common
313400301
5685.556
89720
x



48750

40970
Federal Nat'l Mtg
Common
313586109
5850.97
73247
x



41850

31397
FleetBoston Financial Corp.
Common
339030108
1981.875
56625
x



44250

12375
Fortune Brands
Common
349631101
5787.398
117225
x



75000

42225
Franklin Resources, Inc.
Common
354613101
6269.136
149550
x



83075

66475
Gannett Co
Common
364730101
6232.209
81895
x



46650

35245
Gemstar- TV Guide Intl Inc.
Common
36866W106
392.127
26513
x





26513
General Dynamics Corp
Common
369550108
1397.036
14870
x



300

14570
General Electric
Common
369604103
3368.965
89959
x



48400

41559
General Motors
Common
370442105
6396.214
105810
x



65550

40260
Golden West Financial Corp
Common
381317106
363.537
5725
x





5725
Greenpoint Financial Corp
Common
395384100
697.015
15950
x



6200

9750
Hershey Foods
Common
427866108
6340.772
92512
x



50925

41587
Hormel Foods Corp
Common
440452100
945.626
34575
x



11400

23175
Host Marriott Corp.
Common
44107P104
292.775
24500
x



23000

1500
Intel Corp.
Common
458140100
5667.542
186371
x



106250

80121
Int'l Business Machines
Common
459200101
6086.184
58521
x



31900

26621
JDS Uniphase Corp.
Common
46612J101
268.849
45645
x



11275

34370
Johnson & Johnson
Common
478160104
6391.08
98400
x



51450

46950
Kerr-McGee
Common
492386107
861.045
13700
x



5000

8700
KLA-Tencor Corp.
Common
482480100
583.537
8775
x



2665

6110
Knight Ridder Inc
Common
499040103
1002.874
14600
x



5900

8700
Liz Claiborne Inc.
Common
539320101
6747.695
237930
x



126750

111180
McKesson HBOC Inc.
Common
58155Q103
5180.686
138410
x



81525

56885
Merck
Common
589331107
2178.885
37841
x



15700

22141
Metlife Inc Com
Common
59156R108
6261.097
198765
x



130175

68590
Microsoft Corp.
Common
594918104
3106.267
51505
x



25425

26080
Morgan Stanley Dean Witter & Co.
Common
617446448
6588.071
114955
x



64100

50855
Mylan Labs
Common
628530107
570.051
19350
x



9300

10050
Network Appliance, Inc.
Common
64120L104
334.741
16425
x



8350

8075
Noble Drilling Corp.
Common
655042109
4407.621
106490
x



68450

38040
Oracle
Common
68389X105
3277.146
256027
x



117780

138247
Pfizer
Common
717081103
4921.998
123855
x



57525

66330
Phillips Petroleum
Common
718507106
5426.046
86402
x



52250

34152
PPG Industries
Common
693506107
2687.021
48935
x



29700

19235
Precision Castparts Corp
Common
740189105
3193.805
90195
x



55150

35045
Procter & Gamble
Common
742718109
5502.967
61083
x



36975

24108
Purchasepro.Com, Inc.
Common
746144104
11
16666
x





16666
QSound Labs, Inc.
Common
74728C307
13.25
12500
x





12500
Qualcomm, Inc.
Common
747525103
452.546
12023
x



4250

7773
Raytheon
Common
755111507
5837.31
142200
x



94150

48050
SBC Communications
Common
78387G103
4889.814
130604
x



82780

47824
Schering-Plough Corp.
Common
806605101
4013.755
128235
x



85650

42585
Scient Corp.
Common
80864H109
2.827
23560
x





23560
Scotts Company - Class A
Common
810186106
2697.815
58930
x



36225

22705
Sealed Air Corp.
Common
81211K100
341.33
7250
x





7250
Sherwin-Williams
Common
824348106
250.624
8800
x



8300

500
Sun Microsystems
Common
866810104
3211.9
364161
x



150065

214096
Sunguard Data Systems, Inc.
Common
867363103
5887.618
178575
x



99200

79375
Supervalu Inc.
Common
868536103
5058.993
196085
x



130775

65310
Symantec Corp.
Common
871503108
236.957
5750
x



5400

350
Telephone & Data
Common
879433100
606.719
6875
x



2650

4225
Textron, Inc
Common
883203101
753.725
14750
x



6300

8450
TJX Cos Inc.
Common
872540109
6216.154
155365
x



88425

66940
Toll Brothers Inc.
Common
889478103
619.386
12425
x



4800

7625
Torchmark Corp
Common
891027104
890.409
22100
x



9000

13100
United Technologies
Common
913017109
4098.066
55230
x



25400

29830
Valero Energy Corp.
Common
91913Y100
933.452
18850
x



7300

11550
Verizon Communications
Common
92343V104
4511.623
97866
x



63365

34501
Washington Mutual Inc.
Common
939322103
6497.307
196115
x



105700

90415
Webster Financial Corp.
Common
947890109
371.493
9925
x





9925
Wellpoint Health Ntwk.
Common
94973H108
4399.979
69106
x



29800

39306
Whirlpool Corp.
Common
963320106
5755.399
76180
x



46850

29330